UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21053

Name of Fund:  BlackRock Virginia Municipal Bond Trust (BHV)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Virginia Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 11/30/2015

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2015 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 117.9%
Corporate — 2.1%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$524,930
County/City/Special District/School District — 25.9%
Cherry Hill Community Development Authority, Special Assessment, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	255,400
City of Norfolk Virginia, GO, Refunding, Capital Improvement, Series A, 5.00%, 8/01/38	500	566,570
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	500	568,970
City of Suffolk Virginia, GO, Refunding, 5.00%, 6/01/42	1,000	1,132,370
County of Fairfax Virginia EDA, RB, Silverline Phase I Project, 5.00%, 4/01/37	1,000	1,117,920
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,658,745
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	500,245
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 3/01/36	250	287,122
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	100	103,042
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	360	419,166

		6,609,550
Education — 19.4%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	398,864

Municipal Bonds	Par (000)	Value
Virginia (continued)
Education (continued)
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	$100	$102,445
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,123,810
Marymount University Project, Series A, 5.00%, 7/01/45 (a)	400	409,780
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	605,790
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,233,700
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	572,620
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	503,450

		4,950,459
Health — 33.3%
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (c)	1,000	1,197,070
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.00%, 10/01/27	1,000	1,044,470
Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	513,265
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 5/15/44	1,000	1,122,210
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 7/01/42	500	509,810
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 6/01/26	145	151,937
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	244,208
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	887,856

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	1

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds	Par (000)	Value
Virginia (continued)
Health (continued)
Roanoke EDA, Refunding RB (continued):
Carilion Health System (AGM), 5.00%, 7/01/20 (b)	$5	$5,828
Carilion Health System, Series B (AGM), 5.00%, 7/01/38	495	539,991
Winchester EDA, Refunding RB, Valley Health System Obligation:
5.00%, 1/01/44	1,000	1,108,570
Series A, 5.00%, 1/01/44	400	441,632
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/19 (b)	650	740,278

		8,507,125
Housing — 9.7%
Virginia HDA, RB:
M/F Housing, Rental Housing, Series A, 5.25%, 5/01/41	750	802,522
M/F Rental Housing, Series B, 5.63%, 6/01/39	1,000	1,060,000
M/F Rental Housing, Series F, 5.25%, 10/01/38	250	272,170
Remarketing, S/F Housing, Sub-Series C-3, 3.25%, 4/01/31	350	347,064

		2,481,756
State — 7.7%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/18 (b)	1,000	1,109,860
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/18 (b)	400	445,524
4.00%, 8/01/36	405	420,811

		1,976,195
Transportation — 19.3%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 7/15/22	500	558,140
Virginia Port Authority, RB, 5.00%, 7/01/36	500	567,885
Virginia Port Authority, Refunding RB, 5.00%, 7/01/40	500	552,845
Virginia Resources Authority, RB, Series B:
5.00%, 11/01/18 (b)	880	982,819

Municipal Bonds	Par (000)	Value
Virginia (continued)
Transportation (continued)
Virginia Resources Authority, RB, Series B (continued):
5.00%, 11/01/33	$1,015	$1,114,602
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,000	1,147,150

		4,923,441
Utilities — 0.5%
Virginia Resources Authority, RB, 5.00%, 11/01/18 (b)	105	117,268
Total Municipal Bonds in Virginia		30,090,724
District of Columbia — 7.7%
Transportation — 7.7%
Metropolitan Washington Airports Authority, Refunding RB:
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	290	320,467
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	460	510,522
Series B, 5.00%, 10/01/29	1,000	1,116,700
Total Municipal Bonds in District of Columbia		1,947,689
Guam — 1.9%
State — 1.9%
Territory of Guam, RB, Series A:
Business Privilege Tax Bonds, 5.13%, 1/01/42	250	271,233
Limited Obligation Bonds, Section 30, 5.63%, 12/01/29	200	221,254
Total Municipal Bonds in Guam		492,487
Total Municipal Bonds — 127.5%		32,530,900

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Virginia — 27.3%
Education — 12.8%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,999	3,275,314

2	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Virginia (continued)
Health — 8.7%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$999	$1,123,476
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,105,274

		2,228,750
Transportation — 5.8%
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,261	1,464,443
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.3%		6,968,507
Total Long-Term Investments (Cost — $35,939,599) — 154.8%		39,499,407

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.02% (e)(f)	997,515	$997,515
Total Short-Term Securities (Cost — $997,515) — 3.9%		997,515
Total Investments (Cost — $36,937,114) — 158.7%		40,496,922
Other Assets Less Liabilities — 1.9%		479,499
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.1)%		(3,859,878)
VRDP Shares, at Liquidation Value — (45.5)%		(11,600,000)

Net Assets Applicable to Common Shares — 100.0%		$25,516,543

*	As of November 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$33,048,255

Gross unrealized appreciation	$3,604,965
Gross unrealized depreciation	(15,957)

Net unrealized appreciation	$3,589,008

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	During the period ended November 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at November 30, 2015	Income
FFI Institutional Tax-Exempt Fund	40,525	956,990	997,515	$20

(f)	Represents the current yield as of period end.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	3

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(2)	10-Year U.S. Treasury Note	March 2016	$252,875	$(503)
(2)	5-Year U.S. Treasury Note	March 2016	$237,359	(128)
(1)	Long U.S. Treasury Bond	March 2016	$154,000	(525)
Total				$(1,156)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
EDA	Economic Development Authority
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

4	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$39,499,407	—	$39,499,407
Short-Term Securities	$997,515	—	—	997,515

Total	$997,515	$39,499,407	—	$40,496,922

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(1,156)	—	—	$(1,156)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2015	5

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$7,950	—	—	$7,950
Liabilities:
TOB Trust Certificates	—	$(3,859,659)	—	(3,859,659)
VRDP Shares	—	(11,600,000)	—	(11,600,000)

Total	$7,950	$(15,459,659)	—	$(15,451,709)

During the period ended November 30, 2015, there were no transfers between levels.

6	BLACKROCK VIRGINIA MUNICIPAL BOND TRUST	NOVEMBER 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Virginia Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Virginia Municipal Bond Trust

Date:	January 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Virginia Municipal Bond Trust

Date:	January 22, 2016